INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Disclosure of Detailed Information about Intangible Assets

Intangible assets by class	Useful life (in years)
Trademarks	Indefinite
Other	4 to 7
The following table presents the components of the partnership’s intangible assets as of December 31, 2024 and December 31, 2023:

(US$ Millions)	Dec. 31, 2024	Dec. 31, 2023
Cost	$958	$1,138
Accumulated amortization	(59)	(84)
Balance, end of year	$899	$1,054

The following table presents a roll forward of the partnership’s intangible assets December 31, 2024 and December 31, 2023:

(US$ Millions)	Dec. 31, 2024	Dec. 31, 2023
Balance, beginning of year	$1,054	$966
Acquisitions	16	9
Disposals	(1)	1
Amortization	(23)	(29)
Acquisition of Foreign Investments(1)	—	60
Foreign currency translation	(15)	49
Impact of deconsolidation due to loss of control and other(1)	(132)	(2)
Balance, end of year	$899	$1,054
(1)See Note 31, Related Parties for further information on the Acquisition of Foreign Investments and Reclassification of BSREP IV investments to assets held for sale.